Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1]	¥ 31,487	¥ 36,397
Securities lending transactions	[1]	1,436	1,252
Total	[2]	32,923	37,649
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1,203	132
Securities lending transactions		1,182	1,032
Total		2,385	1,164
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		764	607
Securities lending transactions
Total		764	607
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		24,317	29,378
Securities lending transactions		59	5
Total		24,376	29,383
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1,942	1,821
Securities lending transactions		142	178
Total		2,084	1,999
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		21	26
Securities lending transactions
Total		21	26
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[3]	3,073	4,162
Securities lending transactions	[3]
Total	[3]	3,073	4,162
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		154	265
Securities lending transactions
Total		154	265
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		13	6
Securities lending transactions		53	37
Total		¥ 66	¥ 43

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥627 billion and ¥6,356 billion, respectively. As of March 31, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥998 billion and ¥138 billion, respectively. As of September 30, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥474 billion and ¥2,356 billion, respectively. As of September 30, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥958 billion and ¥226 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Includes ¥4,021 billion as of March 31, 2020 and ¥2,921 billion as of September 30, 2020 of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations